Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

April 30, 2021

MCV-QTLY-0621
1.800359.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Entertainment - 1.0%
Electronic Arts, Inc.	105,100	$14,932,608
Media - 3.2%
DISH Network Corp. Class A (a)	76,700	3,435,393
Fox Corp. Class A	101,900	3,813,098
Interpublic Group of Companies, Inc.	1,272,669	40,407,241
		47,655,732

TOTAL COMMUNICATION SERVICES		62,588,340

CONSUMER DISCRETIONARY - 13.0%
Distributors - 0.5%
LKQ Corp. (a)	169,400	7,912,674
Household Durables - 2.6%
Garmin Ltd.	67,100	9,208,804
Lennar Corp. Class A	93,700	9,707,320
PulteGroup, Inc.	263,000	15,548,560
Whirlpool Corp.	20,500	4,847,225
		39,311,909
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	72,400	8,318,760
Specialty Retail - 9.3%
Best Buy Co., Inc.	561,012	65,228,865
Dick's Sporting Goods, Inc.	71,600	5,912,728
Lowe's Companies, Inc.	32,100	6,299,625
Williams-Sonoma, Inc.	369,139	63,030,484
		140,471,702

TOTAL CONSUMER DISCRETIONARY		196,015,045

CONSUMER STAPLES - 4.0%
Food & Staples Retailing - 0.6%
Kroger Co.	241,800	8,835,372
Food Products - 3.4%
Ingredion, Inc.	287,893	26,892,085
The J.M. Smucker Co. (b)	186,984	24,493,034
		51,385,119

TOTAL CONSUMER STAPLES		60,220,491

ENERGY - 2.8%
Energy Equipment & Services - 1.9%
Baker Hughes Co. Class A	1,413,300	28,379,064
Oil, Gas & Consumable Fuels - 0.9%
Antero Midstream GP LP	95,100	821,664
Black Stone Minerals LP	33,500	344,045
Kinder Morgan, Inc.	218,500	3,725,425
Sunoco Logistics Partners, LP	29,600	1,038,960
Targa Resources Corp.	89,000	3,087,410
Teekay LNG Partners LP	169,400	2,524,060
World Fuel Services Corp.	47,200	1,459,896
		13,001,460

TOTAL ENERGY		41,380,524

FINANCIALS - 15.3%
Banks - 3.4%
M&T Bank Corp.	247,400	39,012,506
Popular, Inc.	157,700	11,663,492
		50,675,998
Capital Markets - 1.9%
Federated Hermes, Inc. Class B (non-vtg.)	240,200	6,917,760
State Street Corp.	261,700	21,969,715
		28,887,475
Consumer Finance - 4.1%
Synchrony Financial	1,420,646	62,139,056
Insurance - 5.9%
Allstate Corp.	116,400	14,759,520
American National Group, Inc.	4,200	476,070
Hartford Financial Services Group, Inc.	314,000	20,711,440
MetLife, Inc.	472,780	30,082,991
Old Republic International Corp.	952,200	23,443,164
		89,473,185

TOTAL FINANCIALS		231,175,714

HEALTH CARE - 7.1%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	73,500	12,397,980
Amgen, Inc.	33,668	8,068,200
Regeneron Pharmaceuticals, Inc. (a)	16,300	7,845,190
United Therapeutics Corp. (a)	13,600	2,741,216
		31,052,586
Health Care Equipment & Supplies - 0.6%
Hologic, Inc. (a)	132,300	8,672,265
Health Care Providers & Services - 2.6%
Cigna Corp.	40,400	10,060,004
Quest Diagnostics, Inc.	57,600	7,596,288
Universal Health Services, Inc. Class B	150,621	22,353,663
		40,009,955
Pharmaceuticals - 1.8%
Jazz Pharmaceuticals PLC (a)	163,713	26,914,417

TOTAL HEALTH CARE		106,649,223

INDUSTRIALS - 18.4%
Aerospace & Defense - 0.4%
Huntington Ingalls Industries, Inc.	30,800	6,539,456
Building Products - 1.3%
Fortune Brands Home & Security, Inc.	101,200	10,623,976
UFP Industries, Inc.	98,200	8,252,728
		18,876,704
Construction & Engineering - 1.5%
EMCOR Group, Inc.	187,800	22,498,440
Electrical Equipment - 4.1%
Acuity Brands, Inc.	178,251	33,069,126
Encore Wire Corp.	100,100	7,475,468
Hubbell, Inc. Class B	109,800	21,082,698
		61,627,292
Machinery - 5.9%
Allison Transmission Holdings, Inc.	596,300	24,728,561
Crane Co.	284,267	26,738,154
Dover Corp.	87,300	13,024,287
ITT, Inc.	136,400	12,863,884
Mueller Industries, Inc.	188,400	8,453,508
Timken Co.	43,000	3,606,410
		89,414,804
Professional Services - 3.2%
CACI International, Inc. Class A (a)	52,200	13,303,692
FTI Consulting, Inc. (a)	28,900	4,012,765
Manpower, Inc.	255,826	30,926,805
		48,243,262
Road & Rail - 1.1%
Knight-Swift Transportation Holdings, Inc. Class A	225,500	10,625,560
Ryder System, Inc.	48,800	3,896,192
Werner Enterprises, Inc.	47,000	2,172,810
		16,694,562
Trading Companies & Distributors - 0.9%
Boise Cascade Co.	19,700	1,314,384
MSC Industrial Direct Co., Inc. Class A	135,400	12,207,664
		13,522,048

TOTAL INDUSTRIALS		277,416,568

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 0.3%
Juniper Networks, Inc.	173,300	4,400,087
Electronic Equipment & Components - 2.4%
Avnet, Inc.	173,400	7,615,728
CDW Corp.	23,600	4,208,588
Sanmina Corp. (a)	131,000	5,350,040
SYNNEX Corp.	152,300	18,458,760
		35,633,116
IT Services - 3.3%
Accenture PLC Class A	22,600	6,553,322
Amdocs Ltd.	538,797	41,347,282
Sykes Enterprises, Inc. (a)	31,900	1,398,177
		49,298,781
Software - 1.1%
Aspen Technology, Inc. (a)	16,400	2,145,776
Citrix Systems, Inc.	66,300	8,211,255
SS&C Technologies Holdings, Inc.	90,100	6,687,222
		17,044,253
Technology Hardware, Storage & Peripherals - 1.4%
HP, Inc.	333,600	11,379,096
Xerox Holdings Corp.	399,100	9,634,274
		21,013,370

TOTAL INFORMATION TECHNOLOGY		127,389,607

MATERIALS - 6.9%
Chemicals - 1.2%
Minerals Technologies, Inc.	44,800	3,500,672
NewMarket Corp.	44,700	15,492,573
		18,993,245
Containers & Packaging - 0.2%
Berry Global Group, Inc. (a)	45,000	2,862,900
Metals & Mining - 5.2%
Reliance Steel & Aluminum Co.	489,538	78,477,837
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	92,600	4,229,042

TOTAL MATERIALS		104,563,024

REAL ESTATE - 10.9%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Equity Commonwealth	189,800	5,466,240
Gaming & Leisure Properties	246,642	11,466,387
Highwoods Properties, Inc. (SBI)	207,800	9,307,362
		26,239,989
Real Estate Management & Development - 9.2%
CBRE Group, Inc. (a)	930,656	79,291,891
Jones Lang LaSalle, Inc. (a)	314,619	59,120,056
		138,411,947

TOTAL REAL ESTATE		164,651,936

UTILITIES - 8.1%
Electric Utilities - 4.5%
Exelon Corp.	132,784	5,967,313
NRG Energy, Inc.	836,039	29,946,917
OGE Energy Corp.	963,074	32,320,763
		68,234,993
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp.	606,700	10,235,029
Multi-Utilities - 2.9%
MDU Resources Group, Inc.	1,303,372	43,610,827

TOTAL UTILITIES		122,080,849

TOTAL COMMON STOCKS
(Cost $1,127,842,426)		1,494,131,321

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.04% (c)	11,206,462	11,208,703
Fidelity Securities Lending Cash Central Fund 0.04% (c)(d)	17,702,624	17,704,394
TOTAL MONEY MARKET FUNDS
(Cost $28,913,097)		28,913,097
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,156,755,523)		1,523,044,418
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(16,564,249)
NET ASSETS - 100%		$1,506,480,169

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,816
Fidelity Securities Lending Cash Central Fund	4,605
Total	$6,421

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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